Taxation - Additional Information (Detail) $ in Thousands, $ in Millions			1 Months Ended			3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 14, 2008	Mar. 16, 2007	Jul. 31, 2023	Nov. 30, 2021	Aug. 31, 2006	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 HKD ($)
Income Tax Disclosure [Line Items]
Profits tax rate			15.00%								14.00%	14.00%	17.00%	9.00%
Cash paid for income taxes											¥ 960,477,000	$ 135,280	¥ 963,249,000	¥ 574,939,000
Preferential statutory tax rate for high and new technology enterprises				15.00%							12.50%	12.50%	12.50%
Period of full tax exemption															2 years
Significant change in unrecognized tax benefits within 12 months						¥ 0					¥ 0		¥ 0
Significant unrecognized tax benefits						0					¥ 0		0
Reversal of income tax expense						14,700,000	¥ 220,200,000	¥ 7,900,000	¥ 4,200,000	¥ 144,100,000				¥ 2,600,000	¥ 76,100,000
Tax loss carry-forward limitation period											The applicable carry-forward limitation period is 5 years under the PRC EIT law.	The applicable carry-forward limitation period is 5 years under the PRC EIT law.
Tax Slab Rate One [Member]
Income Tax Disclosure [Line Items]
Income tax slab limit | $																$ 2
Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Total tax loss carry forwards						745,187,000					¥ 745,187,000
Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax loss carry forwards, expiration year											2024	2024
Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax loss carry forwards, expiration year											2028	2028
PRC Subsidiary [Member]
Income Tax Disclosure [Line Items]
Statutory tax rate		25.00%
Preferential statutory tax rate for high and new technology enterprises	15.00%													12.50%	12.50%	12.50%
Percentage of income tax rate for its global income											25.00%	25.00%
Foreign investment enterprise tax withholding rate											10.00%	10.00%
Dividend withholding tax											¥ 88,000,000		74,000,000
Deferred tax liabilities						¥ 0					0		0
Undistributed earnings											¥ 3,723,000,000
Hong Kong [Member]
Income Tax Disclosure [Line Items]
Profits tax rate											16.50%	16.50%
Cash paid for income taxes											¥ 0		0
Estimated assessable profits tax											¥ 0		¥ 0
Hong Kong [Member] | Tax Slab Rate One [Member]
Income Tax Disclosure [Line Items]
Profits tax rate											8.25%	8.25%
Hong Kong [Member] | Tax Slab Rate Two [Member]
Income Tax Disclosure [Line Items]
Profits tax rate											16.50%	16.50%
Hong Kong [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Foreign investment enterprise tax withholding rate					5.00%
Hong Kong [Member] | PRC Subsidiary [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Minimum foreign investor direct ownership percentage to be subject to maximum tax of 5%					25.00%
Indonesia [Member]
Income Tax Disclosure [Line Items]
Profits tax rate											22.00%	22.00%